Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Net sales	$ 8,082	$ 8,268	$ 8,052
Costs and expenses
Cost of products sold	5,300	5,297	4,967
Marketing and selling expenses	884	929	879
Administrative expenses	601	576	561
Research and development expenses	117	122	95
Other expenses / (income)	24	22	29
Restructuring charges	102	55	47
Total costs and expenses	7,028	7,001	6,578
Earnings before interest and taxes	1,054	1,267	1,474
Interest expense	108	122	135
Interest income	3	3	10
Earnings before taxes	949	1,148	1,349
Taxes on earnings	283	374	415
Earnings from continuing operations	666	774	934
Earnings (loss) from discontinued operations	0	81	(231)
Net earnings	666	855	703
Less: Net earnings (loss) attributable to noncontrolling interests	0	(11)	(9)
Net earnings attributable to Campbell Soup Company	$ 666	$ 866	$ 712
Per Share - Basic
Earnings from continuing operations attributable to Campbell Soup Company	$ 2.13	$ 2.50	$ 3.00
Earnings (loss) from discontinued operations	0.00	0.26	(0.74)
Net earnings attributable to Campbell Soup Company	$ 2.13	$ 2.76	$ 2.27
Weighted average shares outstanding - basic	312	314	314
Per Share - Assuming Dilution
Earnings from continuing operations attributable to Campbell Soup Company	$ 2.13	$ 2.48	$ 2.97
Earnings (loss) from discontinued operations	0.00	0.26	(0.73)
Net earnings attributable to Campbell Soup Company	$ 2.13	$ 2.74	$ 2.25
Weighted average shares outstanding - assuming dilution	313	316	317